Leases (Details) - Schedule of Future Undiscounted Cash Flows for Operating Leases - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Maturity [Abstract]
Remainder of 2023	$ 547
2024	1,993	$ 858
2025	1,867	916
2026	1,829	768
2027	1,366	706
Thereafter	58,151
Total undiscounted lease payments	65,753	9,148
Less: imputed interest	32,598	3,345
Present value of lease liabilities	33,155	5,803
Plus: construction costs to be funded by the Company	4,494
Less: reimbursable construction costs from the lessor	(5,618)
Total operating lease liabilities	$ 32,031	$ 5,803	$ 2,885